BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	December 31, 2023	December 31, 2022
Secured short-term loans	$8,547,509	$7,203,762
Total short-term bank loans	$8,547,509	$7,203,762

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

Detailed information of secured short-term loan balances as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	$8,547,509	$7,203,762
Total	$8,547,509	$7,203,762